FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments, Owned, at Fair Value [Abstract]
Schedule of fair values of the financial instruments
The fair values of the financial instruments listed below have been determined by the Company using available market information and appropriate valuation methodologies.

	December 31, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
Assets:
Cash and cash equivalents	$749,977	$749,977	$704,153	$704,153
Marketable securities	20,604	20,604	165,695	165,695
Long-term marketable equity securities	31,244	31,244	74,691	74,691
Liabilities:
Current maturities of long-term debt	(15,844)	(15,875)	—	—
Long-term debt, net of current maturities	(580,000)	(581,994)	(95,844)	(93,339)